Future Minimum Lease payments for Non-cancelable Operating Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 82.2
2015	75.8
2016	70.4
2017	68.8
2018	66.3
Later Years	346.8
Total Minimum Lease Payments	710.3
Less: Sublease Rentals	(26.5)
Net Minimum Lease Payments	$ 683.8